Derivative Liabilities - Assumptions - Warrants (Details) - Warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Market value of common stock		$ 4.20
Expected volatility		122.00%
Expected term (in years)		3 years
Risk-free interest rate		2.16%
Minimum [Member]
Market value of common stock	$ 0.58
Expected volatility	108.80%
Expected term (in years)	2 years 5 months 23 days
Risk-free interest rate	0.23%
Maximum [Member]
Market value of common stock	$ 1.10
Expected volatility	143.60%
Expected term (in years)	4 years 11 months 19 days
Risk-free interest rate	0.36%